DEBT - Senior Notes - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt
Remaining principal / carrying value	$ 701,771	$ 385,400
Senior Notes
Debt
Remaining principal / carrying value	$ 303,800	$ 385,400
Senior Notes | Senior Notes, 3.79 Percent, Issued September 3, 2014
Debt
Coupon rate (as a percent)	3.79%
Original principal	$ 200,000
Remaining principal / carrying value	$ 105,000
Senior Notes | Senior Notes, 4.40 Percent, Issued May 15, 2012, Bullet Payment
Debt
Coupon rate (as a percent)	4.40%
Original principal	$ 20,000
Remaining principal / carrying value	$ 20,000
Senior Notes | Senior Notes, 4.40 Percent, Issued May 15, 2012, Annual Installments
Debt
Coupon rate (as a percent)	4.40%
Original principal	$ 355,000
Remaining principal / carrying value	$ 178,800